Details of Consolidated Statements of Cash Flows - Components of Cash and Cash Equivalents (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash And Cash Equivalents [Abstract]
Bank term deposits, bankers' acceptances and government paper	$ 1,331	$ 1,220
Cash	223	302
Cash and cash equivalents	$ 1,554	$ 1,522	$ 1,325	$ 1,881